Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000052149 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052149 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052149 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052149 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052149 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | Universal Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052149 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052149 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000052149 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000052149 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000052149 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000052149 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000052149 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052149 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000052149 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000052149 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000052149 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000052149 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000052149 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000052149 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000052150 [Member] | Hartford Financial Services Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000052150 [Member] | Diamondback Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052150 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000052150 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Targa Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052150 [Member] | Raymond James Financial Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | Universal Health Services Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052150 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000052150 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000052150 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000052150 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000052150 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000052150 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
C000052150 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000052150 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.20%
C000052150 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000052150 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000052150 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000052150 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.30%
C000052150 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000052150 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021901 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021901 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021901 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021901 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021901 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021901 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021901 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021901 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021901 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021901 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021901 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021901 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021901 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021901 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021901 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021901 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021901 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021901 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021901 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021901 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000021901 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000021901 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021902 [Member] | Extra Space Storage Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
C000021902 [Member] | Prologis Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000021902 [Member] | Equinix Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000021902 [Member] | Goodman Group REIT [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000021902 [Member] | Mid America Apartment Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000021902 [Member] | Digital Realty Trust Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021902 [Member] | Equity Lifestyle Properties Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000021902 [Member] | Mitsui Fudosan Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000021902 [Member] | Ventas Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021902 [Member] | Sun Communities Inc REIT [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021902 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000021902 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021902 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000021902 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.00%
C000021902 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021902 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	8.30%
C000021902 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	1.20%
C000021902 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	7.50%
C000021902 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.70%
C000021902 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	66.80%
C000021902 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000021902 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000052151 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052151 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052151 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000052151 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000052151 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000052152 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052152 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000052152 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.20%
C000052152 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000052152 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068444 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068444 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%
C000068444 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000068444 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000068444 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068444 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068444 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068444 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068444 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068444 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068444 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068444 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068444 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068444 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068444 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068444 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068444 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068444 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068445 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	52.50%
C000068445 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	21.00%
C000068445 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000068445 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000068445 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	10.20%
C000068445 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000068445 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068445 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068445 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068445 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068445 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068445 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
C000068445 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068445 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068445 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068445 [Member] | MFS Emerging Markets Equity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068445 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068442 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000068442 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000068442 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000068442 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068442 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068442 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000068442 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000068442 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068442 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068442 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068442 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068442 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068442 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068442 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068442 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068442 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068442 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068443 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%
C000068443 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
C000068443 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000068443 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000068443 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000068443 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000068443 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000068443 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068443 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000068443 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000068443 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068443 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068443 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068443 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068443 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068443 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068443 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068454 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068454 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068454 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068454 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068454 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068454 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.50%
C000068454 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068454 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068454 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.20%
C000068454 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068454 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068454 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068454 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000068454 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
C000068454 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068455 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000068455 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068455 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068455 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	4.60%
C000068455 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068455 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	6.50%
C000068455 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	20.50%
C000068455 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068455 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	51.20%
C000068455 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068455 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068455 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068455 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000068455 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.30%
C000068455 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000021905 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021905 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021905 [Member] | Axcelis Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021905 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021905 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021905 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021905 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021905 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000021905 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021905 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000021905 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000021905 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021905 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021905 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000021905 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000021905 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000021906 [Member] | e l f Beauty Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000021906 [Member] | Grand Canyon Education Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | APi Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Prestige Consumer Healthcare Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Verint Systems Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000021906 [Member] | Axcelis Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Encompass Health Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Organon And Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Skechers USA Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000021906 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
C000021906 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
C000021906 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%
C000021906 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000021906 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000021906 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000021906 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%
C000021906 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%
C000021906 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000021906 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000021906 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	15.80%
C000021906 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000021906 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068440 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000068440 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068440 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000068440 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068440 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068440 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068440 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068440 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068440 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068440 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068440 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068440 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068440 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000068440 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068440 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068440 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068440 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000068440 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068441 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068441 [Member] | U S Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	27.50%
C000068441 [Member] | International Stock Funds [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000068441 [Member] | Bond Funds [Member]
Holdings [Line Items]
Percent of Total Investments	58.60%
C000068441 [Member] | Non Traditional Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS Value Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.00%
C000068441 [Member] | MFS Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000068441 [Member] | MFS Research International Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000068441 [Member] | MFS Research Series [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000068441 [Member] | MFS Mid Cap Growth Series [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068441 [Member] | MFS Mid Cap Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000068441 [Member] | MFS Global Real Estate Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS High Yield Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000068441 [Member] | MFS International Growth Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS International Intrinsic Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000068441 [Member] | MFS Inflation Adjusted Bond Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000068441 [Member] | MFS Total Return Bond Series [Member]
Holdings [Line Items]
Percent of Total Investments	15.30%
C000068441 [Member] | MFS Global Governments Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000068441 [Member] | MFS Institutional Money Market Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000068441 [Member] | MFS New Discovery Series [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | MFS New Discovery Value Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000068441 [Member] | MFS Limited Maturity Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	11.10%
C000068441 [Member] | MFS Government Securities Portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
C000068446 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068446 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068446 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068446 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068446 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000068446 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068446 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000068446 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000068446 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068446 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000068446 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000068446 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068446 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000068446 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000068446 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000068446 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000068447 [Member] | LKQ Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | ACI Worldwide Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068447 [Member] | Portland General Electric Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000068447 [Member] | Air Lease Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | NorthWestern Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068447 [Member] | Permian Resources Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | National Storage Affiliates Trust REIT [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000068447 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000068447 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000068447 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.70%
C000068447 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%
C000068447 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068447 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.90%
C000068447 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.20%
C000068447 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000068447 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
C000068447 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%
C000068447 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.40%
C000068447 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%